Merger Transaction - Summary of Table Reconciles the Elements of the Merger (Detail) - Oct. 19, 2021 $ in Millions, $ in Millions	USD ($)	CAD ($)	CAD ($)
Disclosure Details of Allocation of Asset and Liabilities Pursuant to Share Based Arrangement in a Merger Transaction [Line Items]
Net assets acquired: Cash	$ 340.9
Total listing expense	190.7	$ 235.6
Legato [Member]
Disclosure Details of Allocation of Asset and Liabilities Pursuant to Share Based Arrangement in a Merger Transaction [Line Items]
Total fair value of consideration			$ 421.3
Net assets acquired: Cash	211.4		261.2
Intercompany loan settled the subsequent day of transaction close	16.2		20.0
Less: warrant liability	(74.5)		(92.0)
Less: Legato liabilities assumed	$ (2.8)		$ (3.5)